Members' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 16, 2021	Feb. 28, 2021	Feb. 10, 2021	Nov. 30, 2015	May 31, 2012	Feb. 15, 2021	Dec. 31, 2020
Member Equity [Line Items]
EPR unit, entitled percentage of distributions						0.55%
Cash paid to settle award			$ 479
Equity Participation Right Unit [Member]
Member Equity [Line Items]
Cash paid to settle award	$ 3,327
Subsequent Event [Member]
Member Equity [Line Items]
Cash paid to settle award		$ 10,875
Bio Ventus LLC [Member]
Member Equity [Line Items]
Proceeds from the issuance of common units of limited liability company					$ 4,900,000
Preferred units percentage of accrued distribution right per annum							3.00%
EPR unit, entitled percentage of distributions						0.55%
Bio Ventus LLC [Member] | Equity Participation Right Unit [Member]
Member Equity [Line Items]
EPR unit, entitled percentage of distributions							0.55%
Distribution Event Trigger Percentage of Sale of Assets							66.66%
Bio Ventus LLC [Member] | Subsequent Event [Member] | Equity Participation Right Unit [Member]
Member Equity [Line Items]
Cash paid to settle award		$ 3,327
Bio Ventus LLC [Member] | Two Thousand and Twelve Preferred Units [Member]
Member Equity [Line Items]
Proceeds from the issuance of preferred units of limited liability company					$ 5,100,000
Preferred units liquidation preference per unit							$ 23.14
Bio Ventus LLC [Member] | Two Thousand and Fifteen Preferred Units [Member]
Member Equity [Line Items]
Proceeds from the issuance of preferred units of limited liability company				$ 1,490,000
Preferred units of limited liability company issued during the period				50,000
Preferred units liquidation preference per unit							$ 33.57